PROMISSORY NOTES (Promissory Notes Convertible Into Common Stock) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Mar. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible Notes Payable		$ 25,000	$ 25,000	$ 2,336,000	$ 6,372,763
Debt Instrument, Convertible, Effective Interest Rate	15.00%	0.00%	0.00%	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio		0.70	0.50	0.50	0.50
Debt Instrument, Convertible, Latest Date		Mar. 31, 2013	Sep. 30, 2011	Nov. 30, 2011	Sep. 30, 2011
Related Party [Member]
Convertible Notes Payable				1,710,000	2,459,681
Related Party [Member] | Senior Notes One [Member]
Convertible Notes Payable				585,000	750,000
Debt Instrument, Convertible, Effective Interest Rate				0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio				0.70	0.70
Debt Instrument, Convertible, Latest Date				Mar. 31, 2013	Mar. 31, 2013
Related Party [Member] | Senior Notes Two [Member]
Convertible Notes Payable				400,000	400,000
Debt Instrument, Convertible, Effective Interest Rate				0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio				0.70	0.70
Debt Instrument, Convertible, Latest Date				Jul. 07, 2013	Jul. 07, 2013
Related Party [Member] | Senior Notes Three [Member]
Convertible Notes Payable				200,000	200,000
Debt Instrument, Convertible, Effective Interest Rate				0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio				0.70	0.70
Debt Instrument, Convertible, Latest Date				Dec. 19, 2013	Dec. 19, 2013
Related Party [Member] | Senior Notes Four [Member]
Convertible Notes Payable				325,000	325,000
Debt Instrument, Convertible, Effective Interest Rate				0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio				0.70	0.70
Debt Instrument, Convertible, Latest Date				Feb. 03, 2014	Feb. 03, 2014
Related Party [Member] | Senior Notes Five [Member]
Convertible Notes Payable				200,000	200,000
Debt Instrument, Convertible, Effective Interest Rate				0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio				0.70	0.70
Debt Instrument, Convertible, Latest Date				Apr. 16, 2014	Apr. 16, 2014
Related Party [Member] | Senior Notes Six [Member]
Convertible Notes Payable					6,000
Debt Instrument, Convertible, Effective Interest Rate					0.00%
Debt Instrument, Convertible, Conversion Ratio					0.70
Debt Instrument, Convertible, Latest Date					May 11, 2014
Related Party [Member] | Junior Notes [Member]
Convertible Notes Payable					100,000
Debt Instrument, Convertible, Effective Interest Rate					0.00%
Debt Instrument, Convertible, Conversion Ratio					0.50
Debt Instrument, Convertible, Latest Date					Sep. 30, 2011
Related Party [Member] | ABHD Convertible Notes [Member]
Convertible Notes Payable					500,000
Debt Instrument, Convertible, Effective Interest Rate					12.00%
Debt Instrument, Convertible, Conversion Ratio					0.60
Debt Instrument, Convertible, Latest Date					Apr. 30, 2012
Debt Instrument, Unamortized Discount					(21,319)
Non Related Party [Member]
Convertible Notes Payable		626,000	626,000	626,000	3,913,082
Non Related Party [Member] | Senior Notes One [Member]
Convertible Notes Payable				115,000	55,000
Debt Instrument, Convertible, Effective Interest Rate				0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio				0.70	0.70
Debt Instrument, Convertible, Latest Date				Mar. 31, 2013	Apr. 08, 2014
Non Related Party [Member] | Senior Notes Two [Member]
Convertible Notes Payable				6,000	100,000
Debt Instrument, Convertible, Effective Interest Rate				0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio				0.70	0.70
Debt Instrument, Convertible, Latest Date				May 11, 2014	Nov. 25, 2014
Non Related Party [Member] | Junior Notes [Member]
Convertible Notes Payable				25,000
Debt Instrument, Convertible, Effective Interest Rate				0.00%
Debt Instrument, Convertible, Conversion Ratio				0.50
Debt Instrument, Convertible, Latest Date				Sep. 30, 2011
Non Related Party [Member] | Secured ABHD Notes [Member]
Convertible Notes Payable		480,000	480,000	480,000	25,000
Debt Instrument, Convertible, Effective Interest Rate				6.00%	12.00%
Debt Instrument, Convertible, Conversion Ratio				0.70	0.70
Debt Instrument, Convertible, Latest Date				May 01, 2013	May 15, 2012
Debt Instrument, Unamortized Discount					(441,918)
Non Related Party [Member] | Secured ABHD Notes One [Member]
Convertible Notes Payable					25,000
Debt Instrument, Convertible, Effective Interest Rate					12.00%
Debt Instrument, Convertible, Conversion Ratio					0.70
Debt Instrument, Convertible, Latest Date					May 18, 2012
Non Related Party [Member] | Secured ABHD Notes Two [Member]
Convertible Notes Payable					50,000
Debt Instrument, Convertible, Effective Interest Rate					12.00%
Debt Instrument, Convertible, Conversion Ratio					0.70
Debt Instrument, Convertible, Latest Date					May 22, 2012
Non Related Party [Member] | Secured ABHD Notes Three [Member]
Convertible Notes Payable					550,000
Debt Instrument, Convertible, Effective Interest Rate					12.00%
Debt Instrument, Convertible, Conversion Ratio					0.70
Debt Instrument, Convertible, Latest Date					Jun. 03, 2012
Non Related Party [Member] | Secured ABHD Notes Four [Member]
Convertible Notes Payable					675,000
Debt Instrument, Convertible, Effective Interest Rate					12.00%
Debt Instrument, Convertible, Conversion Ratio					0.70
Debt Instrument, Convertible, Latest Date					Jun. 19, 2012
Non Related Party [Member] | Secured ABHD Notes Five [Member]
Convertible Notes Payable					650,000
Debt Instrument, Convertible, Effective Interest Rate					12.00%
Debt Instrument, Convertible, Conversion Ratio					0.70
Debt Instrument, Convertible, Latest Date					Jul. 24, 2012
Non Related Party [Member] | Secured ABHD Notes Six [Member]
Convertible Notes Payable					1,645,000
Debt Instrument, Convertible, Effective Interest Rate					12.00%
Debt Instrument, Convertible, Conversion Ratio					0.70
Debt Instrument, Convertible, Latest Date					Aug. 18, 2012
Non Related Party [Member] | Secured ABHD Notes Seven [Member]
Convertible Notes Payable					380,000
Debt Instrument, Convertible, Effective Interest Rate					12.00%
Debt Instrument, Convertible, Conversion Ratio					0.70
Debt Instrument, Convertible, Latest Date					Aug. 24, 2012
Non Related Party [Member] | ABHD Convertible Notes [Member]
Convertible Notes Payable					$ 200,000
Debt Instrument, Convertible, Effective Interest Rate					12.00%
Debt Instrument, Convertible, Conversion Ratio					0.60
Debt Instrument, Convertible, Latest Date					Apr. 30, 2012